Condensed Consolidated Statements of Financial Position (Unaudited) $ in Thousands, $ in Thousands		Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents		$ 3,400	$ 8,380
Marketable securities and warrants		1,551	2,350
Trade receivables		479	1,782
VAT recoverable		3,305	5,573
Inventories		3,301	2,375
Other current assets		2,151	1,333
Total current assets		14,187	21,793
Non-current assets
Property, plant and equipment		25,564	25,830
Mineral rights		20,752	20,511
Deferred tax assets		532	5,145
Total assets	[1]	61,035	73,279
Current liabilities
Trade and other payables		8,211	8,172
VAT payable		1,357	3,415
Lease liabilities		244	405
Provision for litigation		22,175
Total current liabilities		31,987	11,992
Non-current liabilities
Convertible debentures		8,932	7,283
Provisions		2,410	2,208
Deferred tax liabilities		855	929
Lease liabilities		277	425
Total liabilities	[1]	44,461	22,837
Equity
Share capital		137,995	136,199
Contributed surplus		34,732	34,015
Accumulated other comprehensive loss		(15,434)	(15,380)
Deficit		(140,719)	(104,392)
Total equity		16,574	50,442
Total liabilities and equity		$ 61,035	$ 73,279

[1]	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.